Additional Financial Information	12 Months Ended
Jun. 30, 2016
Additional Financial Information

19. Additional Financial Information

Select additional financial information consists of the following:

At June 30	2016	2015
Prepaid Expenses
Prepaid Insurance	$10,069	$7,098
Other	4,261	2,623

	$14,330	$9,721

Other Current Assets
Fuel Tax Receivable	$2,152	$1,799
Other	1,064	1,644

	$3,216	$3,443

Accrued Expenses and Accounts Payable
Accrued Accounts Payable	$8,914	$8,483
Dividends Payable	13,480	14,096
Insurance	11,630	9,111
Wages and Benefits	8,729	5,175
Class B Shares	7,681	5,356
Taxes Payable	1,586	1,259
Deferred Revenue	621	655
Accrued Fixed Assets	306	20,983
Other	2,317	2,278

	$55,264	$67,396

Other Liabilities
Insurance	$18,522	$16,756
Other	1,499	676

	$20,021	$17,432